Information on Subsidiaries	12 Months Ended
Dec. 31, 2022
Information on Subsidiaries [Abstract]
Disclosure of subsidiaries [text block]
37 –
Information on Subsidiaries
Composition of the Group
Deutsche Bank AG is the direct or indirect holding company for the Group’s subsidiaries.
The Group consists of 521 (2021: 563) consolidated entities, thereof 200 (2021: 225) consolidated structured entities. 362 (2021: 376) of the entities controlled by the Group are directly or indirectly held by the Group at 100 % of the ownership interests (share of capital). Third parties also hold ownership interests in 159 (2021: 187) of the consolidated entities (non-controlling interests). As of December 31, 2022, and 2021, one subsidiary has material non-controlling interests. Non-controlling interests for all other subsidiaries are neither individually nor cumulatively material to the Group.
Subsidiaries with material non-controlling interests
	Dec 31, 2022	Dec 31, 2021
DWS Group GmbH & Co. KGaA
Proportion of ownership interests and voting rights held by non-controlling interests	20.51%	20.51%
Place of business	Global	Global

in € m	Dec 31, 2022	Dec 31, 2021
Net income attributable to non-controlling interests	119	161
Accumulated non-controlling interests of the subsidiary	1,622	1,545
Dividends paid to non-controlling interests	82	74
Summarized financial information:
Total assets	11,396	11,611
Total liabilities	3,566	4,166
Total net revenues	2,712	2,720
Net income (loss)	599	782
Total comprehensive income (loss), net of tax	783	1,064

Significant restrictions to access or use the Group’s assets
Statutory, contractual or regulatory requirements as well as protective rights of noncontrolling interests might restrict the ability of the Group to access and transfer assets freely to or from other entities within the Group and to settle liabilities of the Group.
The following restrictions impact the Group’s ability to use assets:
  – The Group has pledged assets to collateralize its obligations under repurchase agreements, securities financing transactions, collateralized loan obligations and for margining purposes for OTC derivative liabilities
  – The assets of consolidated structured entities are held for the benefit of the parties that have bought the notes issued by these entities
  – Regulatory and central bank requirements or local corporate laws may restrict the Group’s ability to transfer assets to or from other entities within the Group in certain jurisdictions
Restricted assets
	Dec 31, 2022		Dec 31, 2021
in € m.	Total assets	Restricted assets	Total assets	Restricted assets
Interest-earning deposits with banks	164,136	108	180,942	196
Financial assets at fair value through profit or loss	482,545	40,346	491,233	55,325
Financial assets at fair value through other comprehensive income	31,675	2,771	28,979	6,648
Loans at amortized cost	491,175	73,500	472,069	79,764
Other	174,686	3,592	151,482	3,233
Total	1,344,217	120,317	1,324,705	145,166

The table above excludes assets that are not encumbered at an individual entity level, but which may be subject to restrictions in terms of their transferability within the Group. Such restrictions may be based on local connected lending requirements or similar regulatory restrictions. In this situation, it is not feasible to identify individual balance sheet items that cannot be transferred. This is also the case for regulatory minimum liquidity requirements. The Group identifies the volume of liquidity reserves in excess of local stress liquidity outflows. The aggregate amount of such liquidity reserves that are considered restricted for this purpose is € 19.9 billion as of December 31, 2022 (as of December 31, 2021: € 25.5 billion).